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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02239


                            Pioneer Interest Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Interest Shares, Inc.
               SCHEDULE OF INVESTMENTS  3/31/2007 (unaudited)


Shares  Floating Rate                                                  Value
               ASSET BACKED SECURITIES - 1.7 %
               Consumer Services - 0.1 %
               Restaurants - 0.1 %
100,000        Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (1$  102,283
               Total Consumer Services                             $  102,283
               Diversified Financials - 0.7 %
               Other Diversified Finance Services - 0.7 %
242,581        Caithness Coso Fund Corp., 6.263%, 6/15/14 (144A)   $  241,329
346,213        Power Receivables Finance, 6.29%, 1/1/12 (144A)        349,776
                                                                   $  591,105
               Total Diversified Financials                        $  591,105
               Utilities - 1.0 %
               Electric Utilities - 0.9 %
371,700        FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A) $  386,940
277,200        FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)        281,358
216,264  7.00  Tenaska Alabama, 7.0%, 6/30/21 (144A)                  217,641
                                                                   $  885,939
               Total Utilities                                     $  885,939
               TOTAL ASSET BACKED SECURITIES
               (Cost  $1,552,432)                                  $1,579,327
               COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5 %
               Banks - 1.5 %
               Thrifts & Mortgage Finance - 1.5 %
740,000  5.70  SASC 2007 BHC1 A1, Floating Rate Note, 12/18/49     $  743,729
250,000  5.75  SASC 2007 BHC1 A2, Floating Rate Note, 12/18/49        251,504
185,000        SBA CMBS Trust, 6.709%, 11/15/36                       186,056
135,000        T SRA R 2006-1 B, 5.7467%, 10/15/36                    136,867
                                                                   $1,318,156
               Total Banks                                         $1,318,156
               Diversified Financials - 0.4 %
               Diversified Financial Services - 0.4 %
120,000        Global Signal, 7.036%, 2/15/36 (144A)               $  121,273
210,230  5.70  RALI 2005-QA10 A41, 5.7412%, 9/25/35                   210,536
                                                                   $  331,809
               Total Diversified Financials                        $  331,809
               Government - 0.7 %
               Government - 0.7 %
585,380        Freddie Mac, 6.1%, 9/15/18                          $  588,348
               Total Government                                    $  588,348
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost  $2,245,045)                                  $2,238,313
               CORPORATE BONDS - 15.3 %
               Energy - 0.9 %
               Oil & Gas Equipment And Services - 0.3 %
275,000        Holly Energy Partners LP, 6.25%, 3/1/15             $  262,625
               Oil & Gas Exploration & Production - 0.1 %
70,000         Southern Star Central Corp., 6.75%, 3/1/16          $   70,000
               Oil & Gas Refining & Marketing - 0.5 %
115,000        Boardwalk Pipelines LLC, 5.5%, 2/1/17               $  112,602
335,000        Semco Energy, Inc., 7.125%, 5/15/08                    337,599
                                                                   $  450,201
               Total Energy                                        $  782,826
               Materials - 1.9 %
               Aluminum - 0.7 %
590,000        Novelis, Inc., 7.25%, 02/15/15                      $  623,925
               Commodity Chemicals - 0.8 %
200,000        Invista, 9.25%, 5/1/12 (144A)                       $  213,000
500,000        Nova Chemicals, Ltd., 6.5%, 1/15/12                    476,250
                                                                   $  689,250
               Paper Products - 0.4 %
375,000        Bowater, Inc., 9.375%, 12/15/21                     $  376,875
               Total Materials                                     $1,690,050
               Capital Goods - 1.3 %
               Electrical Component & Equipment - 0.2 %
146,286        Orcal Geothermal, 6.21%, 12/30/20 (144A)            $  146,793
               Trading Companies & Distributors - 1.1 %
750,000        Glencore Funding LLC, 6.0%, 4/15/14 (144A)          $  743,393
270,000        Noble Group, Ltd., 6.625%, 3/17/15 (144A)              254,487
                                                                   $  997,880
               Total Capital Goods                                 $1,144,673
               Consumer Services - 0.5 %
               Casinos & Gaming - 0.2 %
205,000        Station Casinos, Inc., 6.625%, 3/15/18              $  182,450
               Education Services - 0.3 %
295,000        President & Fellows of Harvard, 6.3%, 10/1/37       $  310,305
               Total Consumer Services                             $  492,755
               Banks - 0.2 %
               Diversified Banks - 0.2 %
200,000        TNK-BP Finance SA, 7.5%, 7/18/16 (144A)             $  211,000
               Total Banks                                         $  211,000
               Diversified Financials - 1.6 %
               Consumer Finance - 1.5 %
575,000        Ford Motor Credit Co., 5.7%, 1/15/10                $  550,431
815,000  4.00  SLM Corp., Floating Rate Note, 7/25/14                 750,819
                                                                   $1,301,250
               Specialized Finance - 0.1 %
115,000        NSG Holdings LLC, 7.75%, 12/15/25 (144A)            $  120,175
               Total Diversified Financials                        $1,421,425
               Insurance - 4.6 %
               Life & Health Insurance - 0.8 %
725,000        Presidential Life Corp., 7.875%, 2/15/09            $  732,250
               Multi-Line Insurance - 1.8 %
550,000        Hanover Insurance Group, 7.625%, 10/15/25           $  590,668
310,000        Liberty Mutual Group, 7.0%, 3/15/37 (144A)             305,632
700,000        Loew Corp., 5.25%, 3/15/16                             686,289
                                                                   $1,582,589
               Property & Casualty Insurance - 1.4 %
750,000        Kingsway America, Inc., 7.5%, 2/1/14                $  774,516
450,000        Ohio Casualty Corp., 7.3%, 6/15/14                     482,243
                                                                   $1,256,759
               Reinsurance - 0.6 %
520,000        Platinum Underwriters HD, 7.50%, 6/1/17             $  550,231
               Total Insurance                                     $4,121,829
               Real Estate - 1.9 %
               Real Estate Management & Development - 1.1 %
980,000        Forest City Enterprises, 7.625%, 6/1/15             $  997,150
               Real Estate Investment Trust 0.8 %
550,000        Health Care, Inc., 6.2%, 6/1/16                     $  559,985
135,000        Trustreet Properties, Inc., 7.5%, 4/1/15               147,051
                                                                   $  707,036
               Total Real Estate                                   $1,704,186
               Technology Hardware & Equipment - 0.9 %
               Computer Hardware - 0.9 %
800,000        NCR Corp., 7.125%, 6/15/09                          $  823,088
               Total Technology Hardware & Equipment               $  823,088
               Semiconductors - 0.3 %
225,000        Chartered Semiconductor, 6.375%, 8/3/15             $  229,854
               Total                                               $  229,854
               Utilities - 1.3 %
               Electric Utilities - 1.0 %
240,987        Crocket Cogeneration, 5.869%, 3/30/25 (144A)        $  234,753
220,000        Entergy Gulf States, 5.7%, 6/1/15                      216,533
550,000        Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)       537,631
                                                                   $  988,917
               Gas Utilities - 0.2 %
175,000  7.20  Southern Union Co., 7.2%, 11/1/66                   $  176,411
               Total Utilities                                     $1,165,328
               TOTAL CORPORATE BONDS
               (Cost  $13,657,526)                                 $13,787,014
               U.S. GOVERNMENT AGENCY AND OBLIGATIONS - 77.3 %
861,458        Federal Home Loan Mortgage Corp., 4.5%, 11/1/20     $  834,135
810,479        Federal Home Loan Mortgage Corp., 4.5%, 3/1/20         784,772
478,886        Federal Home Loan Mortgage Corp., 4.5%, 4/1/20         463,697
201,399        Federal Home Loan Mortgage Corp., 4.5%, 4/1/35         190,216
199,416        Federal Home Loan Mortgage Corp., 5.0%, 11/1/34        193,089
985,732        Federal Home Loan Mortgage Corp., 5.0%, 12/1/21        972,156
432,881        Federal Home Loan Mortgage Corp., 5.0%, 12/1/21        426,919
1,096,905      Federal Home Loan Mortgage Corp., 5.0%, 6/1/35       1,061,174
710,220        Federal Home Loan Mortgage Corp., 5.0%, 7/1/35         687,085
1,171,100      Federal Home Loan Mortgage Corp., 5.5%, 6/1/35       1,160,010
683,721        Federal Home Loan Mortgage Corp., 5.5%, 9/1/33         678,148
196,906        Federal Home Loan Mortgage Corp., 6.0%, 1/1/34         199,009
464,368        Federal Home Loan Mortgage Corp., 6.0%, 12/1/33        470,222
94,087         Federal Home Loan Mortgage Corp., 6.0%, 2/1/33          95,333
189,078        Federal Home Loan Mortgage Corp., 6.0%, 2/1/33         191,765
309,862        Federal Home Loan Mortgage Corp., 6.0%, 4/1/35         312,554
359,339        Federal Home Loan Mortgage Corp., 6.0%, 6/1/35         362,461
991,798        Federal Home Loan Mortgage Corp., 6.0%, 8/1/34       1,002,389
18,932         Federal Home Loan Mortgage Corp., 7.0%, 11/1/30         19,703
347,374        Federal Home Loan Mortgage Corp., 6.0%, 11/1/33        351,752
395,588        Federal Home Loan Mortgage Corp., 6.5%, 11/1/33        407,720
420,199        Federal Home Loan Mortgage Corp., 5.5%, 11/1/34        416,489
199,983        Federal Home Loan Mortgage Corp., 6.0%, 5/1/34         202,118
1,824,605      Federal Home Loan Mortgage Corp., 6.0%, 7/1/34       1,844,090
131,541        Federal Home Loan Mortgage Corp., 6.0%, 4/1/33         133,199
269,616        Federal National Mortgage Association, 5.0%, 10/1/20   265,985
197,522        Federal National Mortgage Association, 5.0%, 12/1/21   194,798
447,863        Federal National Mortgage Association, 5.0%, 2/1/22    441,642
456,661        Federal National Mortgage Association, 5.429%, 12/1/   458,806
914,071        Federal National Mortgage Association, 5.448%, 8/1/3   917,784
951,802        Federal National Mortgage Association, 5.5% , 3/1/36   941,875
218,351        Federal National Mortgage Association, 5.5%, 12/1/18   219,347
371,734        Federal National Mortgage Association, 5.5%, 3/1/25    370,204
270,034        Federal National Mortgage Association, 5.5%, 4/1/19    271,363
943,313        Federal National Mortgage Association, 5.5%, 4/1/36    933,474
436,331        Federal National Mortgage Association, 5.5%, 6/1/33    432,756
1,172,101      Federal National Mortgage Association, 5.5%, 9/1/19  1,176,552
495,637        Federal National Mortgage Association, 5.536%, 8/1/3   498,694
117,200        Federal National Mortgage Association, 6.0% 11/1/32    118,673
288,158        Federal National Mortgage Association, 6.0%, 2/1/32    292,063
430,456        Federal National Mortgage Association, 6.0%, 2/1/33    435,870
126,540        Federal National Mortgage Association, 6.0%, 3/1/33    128,131
144,513        Federal National Mortgage Association, 6.0%, 5/1/33    146,239
414,672        Federal National Mortgage Association, 6.0%, 6/1/36    417,755
888,650        Federal National Mortgage Association, 6.0%, 7/1/33    899,262
191,538        Federal National Mortgage Association, 6.0%, 9/15/33   193,825
92,290         Federal National Mortgage Association, 6.5% 9/1/31      95,061
15,917         Federal National Mortgage Association, 6.5%, 1/1/31     16,404
13,777         Federal National Mortgage Association, 6.5%, 10/1/31    14,191
28,089         Federal National Mortgage Association, 6.5%, 10/1/32    28,879
604,807        Federal National Mortgage Association, 6.5%, 12/1/31   622,969
254,115        Federal National Mortgage Association, 6.5%, 2/1/33    261,261
144,044        Federal National Mortgage Association, 6.5%, 3/1/32    148,094
24,612         Federal National Mortgage Association, 6.5%, 5/1/31     25,351
109,882        Federal National Mortgage Association, 6.5%, 6/1/31    113,239
302,567        Federal National Mortgage Association, 6.5%, 7/1/34    310,149
154,322        Federal National Mortgage Association, 7.0%, 12/1/31   160,828
900,000        Government National Mortgage Association, 5.5%, 3/15   895,112
870,229        Government National Mortgage Association, 6.0%, 10/1   881,590
587,078        Government National Mortgage Association, 4.5%, 10/1   556,586
1,276,414      Government National Mortgage Association, 4.5%, 3/15 1,208,585
395,647        Government National Mortgage Association, 4.5%, 3/20   372,893
347,521        Government National Mortgage Association, 4.5%, 4/15   329,054
179,293        Government National Mortgage Association, 4.5%, 4/15   169,766
185,508        Government National Mortgage Association, 4.5%, 5/15   175,776
871,280        Government National Mortgage Association, 4.5%, 5/15   824,980
651,206        Government National Mortgage Association, 4.5%, 8/15   617,382
302,099        Government National Mortgage Association, 5.0%, 10/1   299,871
756,258        Government National Mortgage Association, 5.0%, 4/15   736,670
399,755        Government National Mortgage Association, 5.0%, 4/15   389,191
943,546        Government National Mortgage Association, 5.0%, 5/15   918,121
133,364        Government National Mortgage Association, 5.0%, 6/15   129,840
258,066        Government National Mortgage Association, 5.0%, 7/15   255,939
671,296        Government National Mortgage Association, 5.0%, 9/15   654,280
2,900,000      Government National Mortgage Association, 5.5%, 1/15 2,884,250
275,215        Government National Mortgage Association, 5.5%, 10/1   276,986
177,794        Government National Mortgage Association, 5.5%, 10/1   177,003
558,678        Government National Mortgage Association, 5.5%, 11/1   556,191
233,962        Government National Mortgage Association, 5.5%, 11/1   232,705
350,135        Government National Mortgage Association, 5.5%, 2/15   348,425
142,029        Government National Mortgage Association, 5.5%, 6/15   141,437
778,273        Government National Mortgage Association, 5.5%, 6/15   774,472
656,670        Government National Mortgage Association, 5.5%, 7/15   653,931
1,079,897      Government National Mortgage Association, 5.5%, 7/15 1,075,090
120,656        Government National Mortgage Association, 5.5%, 8/15   120,153
300,513        Government National Mortgage Association, 5.5%, 7/15   299,260
279,945        Government National Mortgage Association, 5.5%, 8/15   278,777
114,026        Government National Mortgage Association, 6.0%, 1/15   116,054
176,178        Government National Mortgage Association, 6.0%, 1/15   179,177
209,879        Government National Mortgage Association, 6.0%, 1/15   213,071
315,284        Government National Mortgage Association, 6.0%, 10/1   319,709
1,045,558      Government National Mortgage Association, 6.0%, 10/1 1,060,429
339,757        Government National Mortgage Association, 6.0%, 11/1   345,200
6,899          Government National Mortgage Association, 6.0%, 12/1     6,919
340,573        Government National Mortgage Association, 6.0%, 3/15   346,631
459,572        Government National Mortgage Association, 6.0%, 3/15   467,747
337,330        Government National Mortgage Association, 6.0%, 3/15   342,461
412,849        Government National Mortgage Association, 6.0%, 3/15   419,129
491,344        Government National Mortgage Association, 6.0%, 3/15   498,818
238,040        Government National Mortgage Association, 6.0%, 3/15   241,778
980,829        Government National Mortgage Association, 6.0%, 3/15   996,299
456,223        Government National Mortgage Association, 6.0%, 3/15   462,179
94,234         Government National Mortgage Association, 6.0%, 4/15    96,000
251,831        Government National Mortgage Association, 6.0%, 4/15   256,188
129,666        Government National Mortgage Association, 6.0%, 4/15   131,639
198,516        Government National Mortgage Association, 6.0%, 4/15   201,535
302,533        Government National Mortgage Association, 6.0%, 7/15   294,865
271,336        Government National Mortgage Association, 6.0%, 8/15   275,558
112,627        Government National Mortgage Association, 6.0%, 9/15   114,380
93,132         Government National Mortgage Association, 6.0%, 9/15    94,549
938,917        Government National Mortgage Association, 6.0%, 9/15   952,094
325,550        Government National Mortgage Association, 6.0%, 9/15   330,502
169,348        Government National Mortgage Association, 6.5%, 1/15   173,803
26,354         Government National Mortgage Association, 6.5%, 10/1    27,115
19,987         Government National Mortgage Association, 6.5%, 5/15    20,582
97,522         Government National Mortgage Association, 6.5%, 5/15   100,181
19,705         Government National Mortgage Association, 6.5%, 6/15    20,274
57,319         Government National Mortgage Association, 7.0%, 10/1    59,938
32,187         Government National Mortgage Association, 7.0%, 6/15    33,657
81,213         Government National Mortgage Association, 7.0%, 9/15    84,924
20,786         Government National Mortgage Association, 7.0%, 7/15    21,740
42,371         Government National Mortgage Association, I, 7.0%, 3    44,308
282,994        Government National Mortgage Association, II, 5.5%,    281,292
307,352        Government National Mortgage Association, II, 5.5%,    308,052
162,695        Government National Mortgage Association, II, 7.0%,    169,648
1,000,000      U.S. Treasury Bonds, 4.625%, 3/31/08                   997,344
650,000        U.S. Treasury Bonds, 5.25%, 11/15/28                   678,336
240,000        U.S. Treasury Bonds, 6.25%, 8/15/23                    275,531
850,000        U.S. Treasury Bonds, 7.25%, 5/15/16                  1,011,334
4,099,334      U.S. Treasury Inflation Notes, 1.875%, 7/15/15       4,007,258
484,329        U.S. Treasury Inflation Notes, 2.0%, 1/15/16           476,856
450,224        U.S. Treasury Inflation Notes, 3.0%, 7/15/12           471,926
1,105,538      U.S. Treasury Inflation Protected Security, 3.375%,  1,172,863
1,163          U.S. Treasury Inflation Protected Security, 3.5%, 1/     1,228
1,800,000      U.S. Treasury Notes, 3.625%, 1/15/10                 1,756,759
625,000        U.S. Treasury Notes, 4.0%, 2/15/15                     599,170
750,000        U.S. Treasury Notes, 4.25%, 11/15/14                   732,188
1,440,000      U.S. Treasury Notes, 4.875%, 2/15/12                 1,462,444
135,000        U.S. Treasury Notes, 5.25%, 2/15/29                    140,938
505,000        U.S. Treasury Notes, 5.375%, 2/15/31                   538,377
840,000        U.S. Treasury Notes, 5.5%, 8/15/28                     903,459
450,000        U.S. Treasury Notes, 7.875%, 2/15/21                   584,578
1,650,000      U.S. Treasury Notes, 5%, 2/15/11                     1,678,294
550,000        U.S. Treasury Strip, 0.0%, 11/15/13                    407,024
500,000        U.S. Treasury Strip, 0.0%, 5/15/13                     379,213
                                                                   $70,629,590
               TOTAL U.S. GOVERNMENT AGENCY AND OBLIGATIONS
               (Cost  $71,193,319)                                 $70,629,590
               MUNICIPAL BONDS - 0.4 %
               Government - 0.4 %
330,000        Tobacco Settlement Authority Iowa, 6.79%, 6/1/10    $  336,828
               TOTAL MUNICIPAL BONDS
               (Cost  $330,000)                                    $  336,828
               TEMPORARY CASH INVESTMENT - 2.3 %
               Repurchase Agreement - 2.3 %
2,100,000      UBS Warburg, Inc., 5.18%, dated 4/2/07, with a
               repurchase price of $2,100,000 plus accrued interest
               on 4/2/07 collateralized by $2,195,000 U.S. Treasury
               Note, 4.80%, 9/20/07                                $2,100,000
               TOTAL TEMPORARY CASH INVESTMENT
               (Cost  $2,100,000)                                  $2,100,000
               TOTAL INVESTMENT IN SECURITIES - 100.3%
               (Cost  $91,078,322) (a)                             $90,671,072
               OTHER ASSETS AND LIABILITIES - (0.3)%               $(314,763)
               TOTAL NET ASSETS -100.0%                            $90,356,309


*              Non-income producing security.
N/R            Not Rated.
(144A)         Security is exempt from registration under Rule 144A
               of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2007, the value of these securities amounted to $4,467,464 or 4.9% of total net assets.

(a) At March, 31, 2007 the net unrealized gain on investments based on cost for federal income tax purposes of $91,078,322 was as follows:

               Aggregate gross unrealized gain for all investments
                in which there is an excess of value over tax cost.$  498,266

               Aggregate gross unrealized loss for all investments
               in which there is an excess of value over tax cost.  (905,516)
               Net unrealized loss                                 $(407,250)





ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Interest Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.